Komatsu Ltd. Shareholders' Equity - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Directors	Mar. 31, 2011 Directors	Mar. 31, 2010 Directors
Stockholders Equity Note [Line Items]
Increase in capital surplus in case of applying certain US practices	$ 1,258,403,000	¥ 103,189,000,000
Number of shares owned by affiliated companies	1,092,000	1,092,000	1,104,600
Percentage of shares owned by affiliated companies	0.11%	0.11%	0.11%
Acts provision for Retained Earnings Appropriated for Legal Reserve	10.00%	10.00%
Percentage of capital surplus and legal reserve to common stock	25.00%	25.00%
Shareholder equity available for dividend under the Act	3,866,134,000	317,023,000,000
Payment Of cash dividend	244,012,000	20,009,000,000
Cash dividend record date	Mar. 31, 2012	Mar. 31, 2012
Stock purchased and retired, shares	15,613,800	15,613,800
Stock purchased, values		29,997,000,000
Stock retired, values		22,218,000,000
Multiplying factor for purchase price	The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.	The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.
Multiplying factor of per share purchase price	1.05	1.05
Number of share acquisition rights issued	2,529	2,529	558	403	872	210	239
Percentage of options vested on grant date	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Number of shares to be issued for one share acquisition rights			100				1,000
Exercise price of treasury shares granted to directors and certain employees and certain directors of subsidiaries	$ 0.01	¥ 1.00	¥ 1.00	¥ 1,729.00
Compensation expense recorded in selling, general and administrative under fair value method	9,402,000	771,000,000	137,000,000	413,000,000
Intrinsic values of options exercised	$ 6,329,000	¥ 519,000,000	¥ 199,000,000	¥ 153,000,000